Loans (Delinquency Status of Non-Performing Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	$ 18,151	$ 19,492
Financing receivable, recorded investment 30 to 89 days past due	1,483	4,208
Financing receivable, recorded investment, equal to greater than 90 days past due	14,735	20,081
Financing receivable, recorded investment past due, total	34,369	43,781
Financing receivable, recorded investment 90 days or more past due and accruing	424	85
Financing receivable, recorded investment, total non-performing loans	34,793	43,866
Loans Held-for-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	18,151	19,034	17,790
Financing receivable, recorded investment 30 to 89 days past due	1,483	4,033	18,874
Financing receivable, recorded investment, equal to greater than 90 days past due	14,655	17,266	22,617
Financing receivable, recorded investment past due, total	34,289	40,333	59,281
Financing receivable, recorded investment 90 days or more past due and accruing	424	85	1,609
Financing receivable, recorded investment, total non-performing loans	34,713	40,418	60,890
Loans Held-for-Investment | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		553
Financing receivable, recorded investment 30 to 89 days past due			267
Financing receivable, recorded investment, equal to greater than 90 days past due		814	1,056
Financing receivable, recorded investment past due, total		1,367	1,323
Financing receivable, recorded investment 90 days or more past due and accruing			38
Financing receivable, recorded investment, total non-performing loans		1,367	1,361
Loans Held-for-Investment | Commercial And Industrial Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		724	100
Financing receivable, recorded investment past due, total		724	100
Financing receivable, recorded investment, total non-performing loans		724	100
Loans Held-for-Investment | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		553
Financing receivable, recorded investment 30 to 89 days past due			267
Financing receivable, recorded investment, equal to greater than 90 days past due		90	956
Financing receivable, recorded investment past due, total		643	1,223
Financing receivable, recorded investment, total non-performing loans		643	1,223
Loans Held-for-Investment | Commercial And Industrial Loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing			38
Financing receivable, recorded investment, total non-performing loans			38
Loans Held-for-Investment | Insurance Premium Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		137	129
Financing receivable, recorded investment past due, total		137	129
Financing receivable, recorded investment, total non-performing loans		137	129
Loans Held-for-Investment | Insurance Premium Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		137	129
Financing receivable, recorded investment past due, total		137	129
Financing receivable, recorded investment, total non-performing loans		137	129
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		210	135
Financing receivable, recorded investment 30 to 89 days past due		595	770
Financing receivable, recorded investment, equal to greater than 90 days past due		533	370
Financing receivable, recorded investment past due, total		1,338	1,275
Financing receivable, recorded investment 90 days or more past due and accruing			1,108
Financing receivable, recorded investment, total non-performing loans		1,338	2,383
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		210	135
Financing receivable, recorded investment 30 to 89 days past due		23	179
Financing receivable, recorded investment, equal to greater than 90 days past due		533	296
Financing receivable, recorded investment past due, total		766	610
Financing receivable, recorded investment 90 days or more past due and accruing			377
Financing receivable, recorded investment, total non-performing loans		766	987
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due		572	591
Financing receivable, recorded investment, equal to greater than 90 days past due			74
Financing receivable, recorded investment past due, total		572	665
Financing receivable, recorded investment 90 days or more past due and accruing			731
Financing receivable, recorded investment, total non-performing loans		572	1,396
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due		23	179
Financing receivable, recorded investment, equal to greater than 90 days past due		335	99
Financing receivable, recorded investment past due, total		358	278
Financing receivable, recorded investment 90 days or more past due and accruing			86
Financing receivable, recorded investment, total non-performing loans		358	364
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		210	135
Financing receivable, recorded investment, equal to greater than 90 days past due		198	197
Financing receivable, recorded investment past due, total		408	332
Financing receivable, recorded investment 90 days or more past due and accruing			291
Financing receivable, recorded investment, total non-performing loans		408	623
Loans Held-for-Investment | One-to-Four Family Residential | Real Estate Loans | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due		572	591
Financing receivable, recorded investment, equal to greater than 90 days past due			74
Financing receivable, recorded investment past due, total		572	665
Financing receivable, recorded investment 90 days or more past due and accruing			731
Financing receivable, recorded investment, total non-performing loans		572	1,396
Loans Held-for-Investment | Construction and Land | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,709	2,152
Financing receivable, recorded investment 30 to 89 days past due			1,860
Financing receivable, recorded investment, equal to greater than 90 days past due			1,110
Financing receivable, recorded investment past due, total		1,709	5,122
Financing receivable, recorded investment 90 days or more past due and accruing			404
Financing receivable, recorded investment, total non-performing loans		1,709	5,526
Loans Held-for-Investment | Construction and Land | Real Estate Loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing			404
Financing receivable, recorded investment, total non-performing loans			404
Loans Held-for-Investment | Construction and Land | Real Estate Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		1,709	2,152
Financing receivable, recorded investment 30 to 89 days past due			1,860
Financing receivable, recorded investment, equal to greater than 90 days past due			1,110
Financing receivable, recorded investment past due, total		1,709	5,122
Financing receivable, recorded investment, total non-performing loans		1,709	5,122
Loans Held-for-Investment | Multi Family | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		523	1,824
Financing receivable, recorded investment 30 to 89 days past due			927
Financing receivable, recorded investment, equal to greater than 90 days past due		1,179	2,112
Financing receivable, recorded investment past due, total		1,702	4,863
Financing receivable, recorded investment 90 days or more past due and accruing		72
Financing receivable, recorded investment, total non-performing loans		1,774	4,863
Loans Held-for-Investment | Multi Family | Real Estate Loans | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		523
Financing receivable, recorded investment 30 to 89 days past due			504
Financing receivable, recorded investment past due, total		523	504
Financing receivable, recorded investment, total non-performing loans		523	504
Loans Held-for-Investment | Multi Family | Real Estate Loans | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due			1,824
Financing receivable, recorded investment 30 to 89 days past due			423
Financing receivable, recorded investment, equal to greater than 90 days past due		1,179	2,112
Financing receivable, recorded investment past due, total		1,179	4,359
Financing receivable, recorded investment 90 days or more past due and accruing		72
Financing receivable, recorded investment, total non-performing loans		1,251	4,359
Loans Held-for-Investment | Multi Family | Real Estate Loans | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due			1,824
Financing receivable, recorded investment past due, total			1,824
Financing receivable, recorded investment, total non-performing loans			1,824
Loans Held-for-Investment | Multi Family | Real Estate Loans | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		523
Financing receivable, recorded investment 30 to 89 days past due			504
Financing receivable, recorded investment past due, total		523	504
Financing receivable, recorded investment, total non-performing loans		523	504
Loans Held-for-Investment | Multi Family | Real Estate Loans | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due			423
Financing receivable, recorded investment, equal to greater than 90 days past due		1,179	2,112
Financing receivable, recorded investment past due, total		1,179	2,535
Financing receivable, recorded investment 90 days or more past due and accruing		72
Financing receivable, recorded investment, total non-performing loans		1,251	2,535
Loans Held-for-Investment | Home Equity and Lines of Credit | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		102
Financing receivable, recorded investment, equal to greater than 90 days past due		1,664	181
Financing receivable, recorded investment past due, total		1,766	181
Financing receivable, recorded investment 90 days or more past due and accruing			59
Financing receivable, recorded investment, total non-performing loans		1,766	240
Loans Held-for-Investment | Home Equity and Lines of Credit | Real Estate Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		102
Financing receivable, recorded investment, equal to greater than 90 days past due		1,664	181
Financing receivable, recorded investment past due, total		1,766	181
Financing receivable, recorded investment 90 days or more past due and accruing			59
Financing receivable, recorded investment, total non-performing loans		1,766	240
Loans Held-for-Investment | Commercial | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		15,937	13,679
Financing receivable, recorded investment 30 to 89 days past due		3,438	15,050
Financing receivable, recorded investment, equal to greater than 90 days past due		12,939	17,659
Financing receivable, recorded investment past due, total		32,314	46,388
Financing receivable, recorded investment 90 days or more past due and accruing		13
Financing receivable, recorded investment, total non-performing loans		32,327	46,388
Loans Held-for-Investment | Commercial | Real Estate Loans | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		404	29
Financing receivable, recorded investment, equal to greater than 90 days past due		1,360
Financing receivable, recorded investment past due, total		1,764	29
Financing receivable, recorded investment 90 days or more past due and accruing		13
Financing receivable, recorded investment, total non-performing loans		1,777	29
Loans Held-for-Investment | Commercial | Real Estate Loans | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		15,533	13,650
Financing receivable, recorded investment 30 to 89 days past due		3,438	15,050
Financing receivable, recorded investment, equal to greater than 90 days past due		11,579	17,659
Financing receivable, recorded investment past due, total		30,550	46,359
Financing receivable, recorded investment, total non-performing loans		30,550	46,359
Loans Held-for-Investment | Commercial | Real Estate Loans | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due			29
Financing receivable, recorded investment past due, total			29
Financing receivable, recorded investment 90 days or more past due and accruing		13
Financing receivable, recorded investment, total non-performing loans		13	29
Loans Held-for-Investment | Commercial | Real Estate Loans | Special Mention | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		876
Financing receivable, recorded investment, equal to greater than 90 days past due		1,020
Financing receivable, recorded investment past due, total		1,896
Financing receivable, recorded investment, total non-performing loans		1,896
Loans Held-for-Investment | Commercial | Real Estate Loans | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		404
Financing receivable, recorded investment, equal to greater than 90 days past due		1,360
Financing receivable, recorded investment past due, total		1,764
Financing receivable, recorded investment, total non-performing loans		1,764
Loans Held-for-Investment | Commercial | Real Estate Loans | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		14,657	13,650
Financing receivable, recorded investment 30 to 89 days past due		3,438	15,050
Financing receivable, recorded investment, equal to greater than 90 days past due		10,559	17,659
Financing receivable, recorded investment past due, total		28,654	46,359
Financing receivable, recorded investment, total non-performing loans		28,654	46,359
Loans Held-for-Investment | Real Estate Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	14,948
Financing receivable, recorded investment 30 to 89 days past due	464
Financing receivable, recorded investment, equal to greater than 90 days past due	9,966
Financing receivable, recorded investment past due, total	25,378
Financing receivable, recorded investment 90 days or more past due and accruing	4
Financing receivable, recorded investment, total non-performing loans	25,382
Loans Held-for-Investment | Real Estate Loans | Commercial | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	353
Financing receivable, recorded investment, equal to greater than 90 days past due	1,358
Financing receivable, recorded investment past due, total	1,711
Financing receivable, recorded investment 90 days or more past due and accruing	4
Financing receivable, recorded investment, total non-performing loans	1,715
Loans Held-for-Investment | Real Estate Loans | Commercial | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	14,595
Financing receivable, recorded investment 30 to 89 days past due	464
Financing receivable, recorded investment, equal to greater than 90 days past due	8,608
Financing receivable, recorded investment past due, total	23,667
Financing receivable, recorded investment, total non-performing loans	23,667
Loans Held-for-Investment | Real Estate Loans | Commercial | Special Mention | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing	4
Financing receivable, recorded investment, total non-performing loans	4
Loans Held-for-Investment | Real Estate Loans | Commercial | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	353
Financing receivable, recorded investment, equal to greater than 90 days past due	1,358
Financing receivable, recorded investment past due, total	1,711
Financing receivable, recorded investment, total non-performing loans	1,711
Loans Held-for-Investment | Real Estate Loans | Commercial | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	14,595
Financing receivable, recorded investment 30 to 89 days past due	464
Financing receivable, recorded investment, equal to greater than 90 days past due	8,608
Financing receivable, recorded investment past due, total	23,667
Financing receivable, recorded investment, total non-performing loans	23,667
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	284
Financing receivable, recorded investment 30 to 89 days past due	919
Financing receivable, recorded investment, equal to greater than 90 days past due	457
Financing receivable, recorded investment past due, total	1,660
Financing receivable, recorded investment 90 days or more past due and accruing	290
Financing receivable, recorded investment, total non-performing loans	1,950
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	50
Financing receivable, recorded investment 30 to 89 days past due	227
Financing receivable, recorded investment, equal to greater than 90 days past due	327
Financing receivable, recorded investment past due, total	604
Financing receivable, recorded investment 90 days or more past due and accruing	37
Financing receivable, recorded investment, total non-performing loans	641
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	234
Financing receivable, recorded investment 30 to 89 days past due	692
Financing receivable, recorded investment, equal to greater than 90 days past due	130
Financing receivable, recorded investment past due, total	1,056
Financing receivable, recorded investment 90 days or more past due and accruing	253
Financing receivable, recorded investment, total non-performing loans	1,309
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due	20
Financing receivable, recorded investment, equal to greater than 90 days past due	327
Financing receivable, recorded investment past due, total	347
Financing receivable, recorded investment 90 days or more past due and accruing	37
Financing receivable, recorded investment, total non-performing loans	384
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Substandard | Less Than 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	50
Financing receivable, recorded investment 30 to 89 days past due	207
Financing receivable, recorded investment past due, total	257
Financing receivable, recorded investment, total non-performing loans	257
Loans Held-for-Investment | Real Estate Loans | One-to-Four Family Residential | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	234
Financing receivable, recorded investment 30 to 89 days past due	692
Financing receivable, recorded investment, equal to greater than 90 days past due	130
Financing receivable, recorded investment past due, total	1,056
Financing receivable, recorded investment 90 days or more past due and accruing	253
Financing receivable, recorded investment, total non-performing loans	1,309
Loans Held-for-Investment | Real Estate Loans | Construction and Land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,861
Financing receivable, recorded investment past due, total	1,861
Financing receivable, recorded investment, total non-performing loans	1,861
Loans Held-for-Investment | Real Estate Loans | Construction and Land | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	1,861
Financing receivable, recorded investment past due, total	1,861
Financing receivable, recorded investment, total non-performing loans	1,861
Loans Held-for-Investment | Real Estate Loans | Multi Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	517
Financing receivable, recorded investment, equal to greater than 90 days past due	1,899
Financing receivable, recorded investment past due, total	2,416
Financing receivable, recorded investment 90 days or more past due and accruing	71
Financing receivable, recorded investment, total non-performing loans	2,487
Loans Held-for-Investment | Real Estate Loans | Multi Family | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	517
Financing receivable, recorded investment past due, total	517
Financing receivable, recorded investment, total non-performing loans	517
Loans Held-for-Investment | Real Estate Loans | Multi Family | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	1,899
Financing receivable, recorded investment past due, total	1,899
Financing receivable, recorded investment 90 days or more past due and accruing	71
Financing receivable, recorded investment, total non-performing loans	1,970
Loans Held-for-Investment | Real Estate Loans | Multi Family | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	517
Financing receivable, recorded investment past due, total	517
Financing receivable, recorded investment, total non-performing loans	517
Loans Held-for-Investment | Real Estate Loans | Multi Family | Substandard | => 60% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	1,899
Financing receivable, recorded investment past due, total	1,899
Financing receivable, recorded investment 90 days or more past due and accruing	71
Financing receivable, recorded investment, total non-performing loans	1,970
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due	100
Financing receivable, recorded investment, equal to greater than 90 days past due	1,602
Financing receivable, recorded investment past due, total	1,702
Financing receivable, recorded investment, total non-performing loans	1,702
Loans Held-for-Investment | Real Estate Loans | Home Equity and Lines of Credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 30 to 89 days past due	100
Financing receivable, recorded investment, equal to greater than 90 days past due	1,602
Financing receivable, recorded investment past due, total	1,702
Financing receivable, recorded investment, total non-performing loans	1,702
Loans Held-for-Investment | Commercial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	541
Financing receivable, recorded investment, equal to greater than 90 days past due	724
Financing receivable, recorded investment past due, total	1,265
Financing receivable, recorded investment, total non-performing loans	1,265
Loans Held-for-Investment | Commercial And Industrial Portfolio Segment [Member] | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due	541
Financing receivable, recorded investment, equal to greater than 90 days past due	724
Financing receivable, recorded investment past due, total	1,265
Financing receivable, recorded investment, total non-performing loans	1,265
Loans Held-for-Investment | Insurance Premium Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	7
Financing receivable, recorded investment past due, total	7
Financing receivable, recorded investment, total non-performing loans	7
Loans Held-for-Investment | Insurance Premium Portfolio Segment [Member] | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	7
Financing receivable, recorded investment past due, total	7
Financing receivable, recorded investment, total non-performing loans	7
Loans Held-for-Investment | Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing	59
Financing receivable, recorded investment, total non-performing loans	59
Loans Held-for-Investment | Other Portfolio Segment [Member] | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 90 days or more past due and accruing	59
Financing receivable, recorded investment, total non-performing loans	59
Loans Held-for-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		458
Financing receivable, recorded investment 30 to 89 days past due		175
Financing receivable, recorded investment, equal to greater than 90 days past due	80	2,815
Financing receivable, recorded investment past due, total	80	3,448
Financing receivable, recorded investment, total non-performing loans	80	3,448
Loans Held-for-Sale | Commercial And Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		208
Financing receivable, recorded investment past due, total		208
Financing receivable, recorded investment, total non-performing loans		208
Loans Held-for-Sale | Commercial And Industrial Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		208
Financing receivable, recorded investment past due, total		208
Financing receivable, recorded investment, total non-performing loans		208
Loans Held-for-Sale | Construction and Land | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		422
Financing receivable, recorded investment past due, total		422
Financing receivable, recorded investment, total non-performing loans		422
Loans Held-for-Sale | Construction and Land | Real Estate Loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		422
Financing receivable, recorded investment past due, total		422
Financing receivable, recorded investment, total non-performing loans		422
Loans Held-for-Sale | Multi Family | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		473
Financing receivable, recorded investment past due, total		473
Financing receivable, recorded investment, total non-performing loans		473
Loans Held-for-Sale | Multi Family | Real Estate Loans | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		32
Financing receivable, recorded investment past due, total		32
Financing receivable, recorded investment, total non-performing loans		32
Loans Held-for-Sale | Multi Family | Real Estate Loans | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		441
Financing receivable, recorded investment past due, total		441
Financing receivable, recorded investment, total non-performing loans		441
Loans Held-for-Sale | Multi Family | Real Estate Loans | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		32
Financing receivable, recorded investment past due, total		32
Financing receivable, recorded investment, total non-performing loans		32
Loans Held-for-Sale | Multi Family | Real Estate Loans | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		441
Financing receivable, recorded investment past due, total		441
Financing receivable, recorded investment, total non-performing loans		441
Loans Held-for-Sale | Commercial | Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		458
Financing receivable, recorded investment 30 to 89 days past due		175
Financing receivable, recorded investment, equal to greater than 90 days past due		1,712
Financing receivable, recorded investment past due, total		2,345
Financing receivable, recorded investment, total non-performing loans		2,345
Loans Held-for-Sale | Commercial | Real Estate Loans | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		263
Financing receivable, recorded investment past due, total		263
Financing receivable, recorded investment, total non-performing loans		263
Loans Held-for-Sale | Commercial | Real Estate Loans | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		458
Financing receivable, recorded investment 30 to 89 days past due		175
Financing receivable, recorded investment, equal to greater than 90 days past due		1,449
Financing receivable, recorded investment past due, total		2,082
Financing receivable, recorded investment, total non-performing loans		2,082
Loans Held-for-Sale | Commercial | Real Estate Loans | Substandard | Less Than 35 % LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due		263
Financing receivable, recorded investment past due, total		263
Financing receivable, recorded investment, total non-performing loans		263
Loans Held-for-Sale | Commercial | Real Estate Loans | Substandard | => 35% LTV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment 0 to 29 days past due		458
Financing receivable, recorded investment 30 to 89 days past due		175
Financing receivable, recorded investment, equal to greater than 90 days past due		1,449
Financing receivable, recorded investment past due, total		2,082
Financing receivable, recorded investment, total non-performing loans		2,082
Loans Held-for-Sale | Commercial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	80
Financing receivable, recorded investment past due, total	80
Financing receivable, recorded investment, total non-performing loans	80
Loans Held-for-Sale | Commercial And Industrial Portfolio Segment [Member] | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, equal to greater than 90 days past due	80
Financing receivable, recorded investment past due, total	80
Financing receivable, recorded investment, total non-performing loans	$ 80